Current Tax Assets and Liabilities - Summary of Current Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Jan. 01, 2016
Tax Receivables
Monthly provisional tax payments	$ 43,235	$ 73,552		$ 63,753
Tax credit for absorbed profits		45,285		67
Tax credit for training expenses		13		113
Other	4,158	4,121		2,889
Total	47,393	122,971	[1]	66,822	[1]
Tax Payables
Income tax	172,638	201,467		200,811
Total	$ 172,638	$ 201,467	[1]	$ 200,811	[1]

[1]	As Restated